OPTIMUM FUND TRUST

Optimum Small-Mid Cap Value Fund
Optimum Fixed Income Fund
(each, a “Fund” and together, the “Funds”)

Supplement to the Funds’ Statement of Additional Information
dated July 27, 2018

Effective immediately, the following replaces the information in the section of the chart entitled “Portfolio Managers — A. Other accounts Managed — Optimum Small-Mid Cap Value Fund — Westwood”:

Optimum Small-Mid Cap Value Fund

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Westwood
Grant Taber
Registered Investment Companies	2	$486.7 million	0	$0
Other Pooled Investment Vehicles	6	$267.0 million	0	$0
Other Accounts	34	$1.9 billion	0	$0
Prashant Inamdar
Registered Investment Companies	2	$486.7 million	0	$0
Other Pooled Investment Vehicles	4	$148.2 million	0	$0
Other Accounts	33	$1.7 billion	0	$0
Bill Costello
Registered Investment Companies	2	$448.3 million	0	$0
Other Pooled Investment Vehicles	3	$120.6 million	0	$0
Other Accounts	22	$803.4 million	0	$0

Effective immediately, the following replaces the information in the section of the chart entitled “Portfolio Managers — A. Other accounts Managed — Optimum Fixed Income Fund — The Manager”:

Optimum Fixed Income Fund

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
The Manager
Roger A. Early
Registered Investment Companies	13	$20.9 billion	0	$0
Other Pooled Investment Vehicles	3	$689.0 million	0	$0
Other Accounts	45	$6.8 billion	0	$0

J. David Hillmeyer
Registered Investment Companies	10	$18.5 billion	0	$0
Other Pooled Investment Vehicles	4	$552.1 million	0	$0
Other Accounts	11	$4.4 billion	1	$1.7 billion
Daniela Mardarovici*
Registered Investment Companies	6	$14.6 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Brian C. McDonnell
Registered Investment Companies	7	$11.7 billion	0	$0
Other Pooled Investment Vehicles	10	$1.3 billion	0	$0
Other Accounts	53	$6.0 billion	0	$0
Adam Brown
Registered Investment Companies	14	$17.6 billion	0	$0
Other Pooled Investment Vehicles	3	$326.2 million	0	$0
Other Accounts	3	$839.2 million	0	$0
John P. McCarthy
Registered Investment Companies	15	$19.4 billion	0	$0
Other Pooled Investment Vehicles	2	$318.3 million	0	$0
Other Accounts	3	$839.2 million	0	$0
*Daniela Mardarovici became a portfolio manager of the Optimum Fixed Income Fund in March 2019.  Information for Ms. Mardarovici above is as of March 18, 2019.

Please keep this supplement for future reference.

This Supplement is dated May 31, 2019.